Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period	$ 6,491	$ 6,022	$ 5,583
Net income of non-controlling interest	690	592	623
Exchange differences on translation of foreign operations	(365)	37	(210)
Valuation of the effective portion of derivative financial instruments, net of taxes	(46)	(104)	87
Dividends paid	(90)	(56)	(61)
Balance at end of the period	$ 6,680	$ 6,491	$ 6,022